Revenue and Loyalty Programs - Summary of Disaggregated Revenue by Source (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 821,682	$ 476,251
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	414,908	274,000
Dispensary
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 406,774	$ 202,251